Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	¥ (510,365,983)	$ (72,058,109)	¥ (376,817,036)	¥ (254,394,464)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,299,670	183,499	10,483,764	18,525,363
Provision for doubtful accounts	(81,409,449)	(11,494,126)	4,452,821	130,140,248
Provision for doubtful accounts – other assets				8,239,284
Stock compensation expenses	55,658,036	7,858,308	6,447,471	10,582,557
Deferred tax benefit	(2,666,910)	(376,539)	(3,758,877)	(3,024,851)
Gain from sale of equity interest in unconsolidated subsidiary			(387,632)
Gain (loss) from short term investments			88,267,548	(2,491,671)
Loss from disposal of property and equipment				208
Loss (gain) from deconsolidation of subsidiaries			(8,952,752)	901,526
Gain from acquisition				(5,781,318)
Income from unconsolidated subsidiary	89,175,621	12,590,625	(1,826,318)	(721,439)
Amortization of operating lease right-of-use assets	939,988	132,716	1,749,137	1,187,629
Amortization of debt discount				1,396,731
Impairment loss for goodwill	243,334,346	34,356,156	35,493,300	131,194,659
Impairment loss from long-lived assets	5,499,260	776,436	13,713,235	4,308,822
Impairment loss on inventory and contract costs				11,074,431
Change in fair value of warrant liabilities			(832,355)
Change in fair value of business acquisition payable				(3,239,892)
Change in operating assets and liabilities:
Accounts receivables	85,969,933	12,138,017	(3,873,010)	9,378,693
Inventories	2,403,818	339,393	4,653,176	(20,837,892)
Prepaid services fees	51,057,663	7,208,785	193,987	(12,192,007)
Other receivables and prepaid expenses	(5,414,936)	(764,530)	403,493	(12,335,295)
Prepaid expenses and deposits			190,101	496,610
Accounts payable	4,869,870	687,573	(2,373,625)	5,553,298
Deferred revenues	(833,113)	(117,626)	(12,011,173)	18,086,679
Other payables and accrued liabilities	148,256,602	20,932,212	8,739,816	27,335,795
Operating lease liabilities	(1,214,310)	(171,447)	(1,714,996)	(1,140,006)
Taxes payable	2,001,119	282,536	(396,465)	(4,083,179)
Net cash provided by (used in) operating activities	88,561,225	12,503,879	(238,156,390)	58,160,519
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of cost method investment	159,138,976	22,468,688	(54,052,200)	(600,000)
Sale of long term investments	1,401,118	197,823
Prepayments for real estate purchase				(142,527,894)
Purchases of property and equipment	(68,069,105)	(9,610,615)	(1,105,905)	(25,165,482)
Purchases of short term investments	(687,403,223)	(97,053,839)	(591,813,924)	(201,322,736)
Redemption of short term investments	290,192,464	40,972,012	501,798,043	202,383,746
Consideration received from sale of equity interest			2,657,913
Cash decrease due to deconsolidation			(1,660,917)	(15,338,034)
Payment for Shanghai Guoyu acquisition				(20,000,000)
Cash received from Tapuyu, Pengcheng and Bimai acquisitions			2,033	161,638
(Loan to) collection from third party			26,335,190	(26,160,000)
(Loan to) collection of receivable from ICinit			27,589,530	(9,100,000)
Net cash used in investing activities	(304,739,770)	(43,025,931)	(90,250,237)	(237,668,762)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public offerings, net				508,132,968
Proceeds from short term loan – banking facility	7,070,000	998,207		7,628,698
Payments to banking facility				(20,531,708)
Proceeds from related party loans	18,109	2,557	47,029,482	48,216,145
Repayments to related party loans	(3,228,306)	(455,802)	(77,144,627)	(47,560,843)
Sale of subsidiary’s noncontrolling interest				87,369,300
Cash received from recapitalization of MicroAlgo			138,970,347
Deferred merger costs				(3,839,567)
Net cash provided by financing activities	3,859,803	544,962	108,855,202	579,414,993
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(22,287,633)	(3,146,771)	39,986,359	(15,668,701)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(234,606,375)	(33,123,861)	(179,565,066)	384,238,049
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	572,782,081	80,870,583	752,347,147	368,109,098
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	338,175,706	47,746,722	572,782,081	752,347,147
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	241,350	34,076	1,250,425	4,383,015
Cash paid for interest	736,031	103,920	20,124	113,131
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities				1,440,166
Deferred merger costs reclassified to additional paid in capital			3,839,567
Reclassification of equity investment to cost method			1,460,484
Consideration receivable from sale of equity interest				40,972
Cash and cash equivalents	338,175,706		572,782,081	751,904,587
Restricted cash				442,560
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	¥ 338,175,706	$ 47,746,722	¥ 572,782,081	¥ 752,347,147